NET REVENUES - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable
Opening Balance	¥ 404,469		¥ 163,094
Increase/(decrease), net	84,406		241,375
Ending Balance	488,875	$ 70,880	404,469
Advances from Customers
Opening Balance	176,256		117,451
Increase/(decrease), net	120,105		58,805
Ending Balance	296,361		176,256
Revenue recognized	¥ 176,256		¥ 117,451
MP Service [Member]
Contract balance
Maximum term of contract with customer	1 year	1 year	1 year